                             AIM GLOBAL INCOME FUND

                            CLASS A, B AND C SHARES

                       Supplement dated January 24, 2000
                     to the Prospectus dated March 1, 1999,
                          as revised November 5, 1999


The sixth paragraph appearing under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 2 of the prospectus is deleted in its entirety.

The following replaces in its entirety the paragraph appearing under the heading "PERFORMANCE INFORMATION" on page 3 of the prospectus:

           "The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance."

The fourth paragraph appearing under the heading "FINANCIAL HIGHLIGHTS" on page 6 of the prospectus is deleted in its entirety.

                             AIM ASIAN GROWTH FUND
                         AIM EUROPEAN DEVELOPMENT FUND
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                             AIM GLOBAL INCOME FUND
                         AIM INTERNATIONAL EQUITY FUND


              (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)

                       Supplement dated January 24, 2000
        to the Statement of Additional Information dated March 1, 1999, as revised October 1, 1999 and
                       as supplemented December 21, 1999


           The following paragraph replaces in its entirety the fourth paragraph appearing under the heading "PERFORMANCE" on page 2 of the Statement of Additional Information.

           "AIM Asian Growth Fund, AIM European Development Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM International Equity Fund may participate in the initial public offering ("IPO") market, and a significant portion of those Funds' returns may be attributable to their investments in IPOs. Investments in IPOs could have a magnified impact on a fund with a small asset base. There is no guarantee that as a fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs."